Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS - 5.3%			Shares		Value
Aerospace/Defense - 0.0%
Dassault Aviation SA (1)			45		$5,160
L3Harris Technologies, Inc.			100		20,783
Saab AB (1)			86		2,694
Thales SA (1)			68		7,530
					36,167
Agriculture - 0.1%
Archer-Daniels-Midland Co.			1,004		80,772

Apparel - 0.1%
adidas AG (1)			49		5,709
Canada Goose Holdings, Inc. (1)(2)			361		5,493
Descente Ltd. (1)			166		3,814
Gildan Activewear, Inc. (1)			459		12,976
Hermes International (1)			25		29,818
LVMH Moet Hennessy Louis Vuitton SE (1)			116		69,393
NIKE, Inc.			703		58,433
Skechers USA, Inc. (2)			407		12,910
					198,546
Auto Parts & Equipment - 0.0%
Aptiv Plc - ADR (2)			69		5,397
NGK Spark Plug Co Ltd. (1)			1,177		20,835
					26,232
Banks - 0.5%
1st Source Corp.			35		1,621
Banco Santander SA (1)			12,555		29,500
Bank of America Corp.			1,845		55,719
BNP Paribas SA (1)			2,463		105,256
Canadian Western Bank (1)			396		6,447
Cathay General Bancorp			210		8,077
Comerica, Inc.			109		7,750
Cullen/Frost Bankers, Inc.			50		6,611
DNB Bank ASA (1)			797		12,652
East West Bancorp, Inc.			110		7,385
Enterprise Financial Services Corp.			92		4,052
Fifth Third Bancorp			160		5,114
First Busey Corp.			98		2,154
First Citizens BancShares Inc/NC			12		9,569
First Horizon Corp.			426		9,755
German American Bancorp, Inc.			22		786
Hope Bancorp, Inc.			489		6,181
Huntington Bancshares Inc/OH			297		3,914
JPMorgan Chase & Co.			682		71,269
KeyCorp			774		12,399
Lakeland Financial Corp.			102		7,427
Macquarie Group Ltd. (1)			547		53,442
Morgan Stanley			379		29,945
National Australia Bank Ltd. (1)			5,320		98,039
New York Community Bancorp, Inc.			1,903		16,233
Old National Bancorp/IN			1,191		19,616
PacWest Bancorp			542		12,249
PNC Financial Services Group, Inc./The			92		13,747
Premier Financial Corp.			89		2,287
Prosperity Bancshares, Inc.			78		5,201
Royal Bank of Canada (1)			283		25,480
Signature Bank/New York NY			65		9,815
SpareBank 1 SMN (1)			132		1,350
SpareBank 1 SR-Bank ASA (1)			144		1,349
Standard Chartered Plc (1)			1,567		9,917
Toronto-Dominion Bank/The (1)			362		22,202
U.S. Bancorp			347		13,991
Webster Financial Corp.			154		6,961
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Banks (Continued)
Wells Fargo & Co.			835		33,584
Western Alliance Bancorp			91		5,982
Zions Bancorp NA			133		6,764
					761,792
Beverages - 0.0%
Davide Campari-Milano NV (1)			514		4,590
Pernod Ricard SA (1)			364		67,370
Remy Cointreau SA (1)			29		4,857
					76,817
Building Materials - 0.1%
Armstrong World Industries, Inc.			356		28,206
LafargeHolcim Ltd. (1)			74		3,073
Louisiana-Pacific Corp.			157		8,037
Masonite International Corp. - ADR (2)			170		12,119
Owens Corning			244		19,181
Trex Co, Inc. (2)			282		12,391
					83,007
Capital Goods - 0.0%
Auckland International Airport Ltd. (1)(2)			1,386		5,585
China Tower Corp Ltd. (1)			141,342		15,125
Sacyr SA (1)			637		1,397
Vinci SA (1)			155		12,634
					34,741
Chemicals - 0.2%
Albemarle Corp.			365		96,521
Arkema SA (1)			11		809
Brenntag SE (1)			42		2,568
Chr Hansen Holding A/S (1)			26		1,285
Clariant AG (1)			54		870
Croda International Plc (1)			21		1,511
DuPont de Nemours, Inc.			1,648		83,059
FMC Corp.			112		11,838
Givaudan SA (1)			1		3,044
Koninklijke DSM NV (1)			26		2,993
Tronox Holdings Plc - ADR			655		8,024
Yara International ASA (1)			3,175		111,767
					324,289
Commercial Services - 0.2%
Adyen NV (1)(2)			39		49,757
Amadeus IT Group SA (1)			688		32,304
Automatic Data Processing, Inc.			276		62,428
Booz Allen Hamilton Holding Corp.			293		27,059
Chegg, Inc. (2)			222		4,678
Experian Plc (1)			214		6,358
FleetCor Technologies, Inc. (2)			85		14,974
Localiza Rent a Car SA (1)			4,380		49,456
QinetiQ Group Plc (1)			379		1,397
S&P Global, Inc.			68		20,764
Square, Inc. (2)			326		17,927
WEX, Inc. (2)			362		45,952
					333,054
Computers - 0.1%
Amdocs Ltd. - ADR			272		21,610
Capgemini SE (1)			277		44,929
Computacenter Plc (1)			146		3,151
Crayon Group Holding ASA (1)(2)			786		6,132
Softcat Plc (1)			264		3,508
Varonis Systems, Inc. (2)			1,007		26,706
					106,036
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Cosmetics/Personal Care - 0.1%
elf Beauty, Inc. (2)			200		7,524
Estee Lauder Cos., Inc./The			566		122,199
Unicharm Corp. (1)			1,316		43,191
					172,914
Diversified Financial Services - 0.2%
Canaccord Genuity Group, Inc. (1)			333		1,632
Interactive Brokers Group, Inc.			85		5,432
London Stock Exchange Group Plc (1)			246		20,952
Mastercard, Inc.			424		120,560
Nasdaq, Inc.			99		5,611
Visa, Inc.			891		158,286
Vontobel Holding AG (1)			104		5,629
					318,102
Electric - 0.2%
Alliant Energy Corp.			89		4,716
Ameren Corp.			160		12,888
American Electric Power Co, Inc.			311		26,886
China Longyuan Power Group Corp Ltd. (1)			20,258		25,420
Emera, Inc. (1)			103		4,167
Enel SpA (1)			1,725		7,141
Eversource Energy			214		16,684
Fortis Inc/Canada (1)			302		11,474
Hydro One Ltd. (1)			209		5,111
Iberdrola SA (1)			1,177		11,053
Northland Power, Inc. (1)			107		3,133
RWE AG (1)			5,922		219,327
Sempra Energy			193		28,938
Verbund AG (1)			56		4,800
					381,738
Electronics - 0.1%
Halma Plc (1)			330		7,535
Honeywell International, Inc.			305		50,926
Hoya Corp. (1)			1,220		117,001
Knowles Corp. (2)			430		5,233
					180,695
Energy - Alternate Sources - 0.1%
Canadian Solar, Inc. - ADR (2)			693		25,814
Ence Energia y Celulosa, S.A. (1)			216		650
ERG SpA (1)			77		2,132
Landis+Gyr Group AG (1)(2)			44		2,399
Neoen SA (1)			62		2,087
Nordex SE (1)(2)			101		810
Opdenergy Holdings SA (1)(2)			4,825		21,256
Solaria Energia y Medio Ambiente SA (1)			72		1,141
Sunrun, Inc. (2)			1,229		33,908
Vestas Wind System (1)			347		6,478
					96,675
Environmental Control - 0.1%
Clean Harbors, Inc. (2)			64		7,039
Daiseki Co Ltd. (1)			574		17,688
Fluidra SA (1)			116		1,764
Republic Services, Inc.			163		22,175
TOMRA Systems ASA (1)			140		2,474
Waste Management, Inc.			207		33,163
					84,303
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Food - 0.1%
Austevoll Seafood ASA (1)			341		2,310
China Modern Dairy Holdings Ltd. (1)			9,619		1,103
Glanbia Plc (1)			502		5,806
JBS SA (1)			10,567		49,443
Marfrig Global Foods SA (1)			5,701		10,473
Minerva SA/Brazil (1)			1,175		2,727
SunOpta, Inc. (1)(2)			616		5,614
Tyson Foods, Inc.			882		58,150
					135,626
Forest Products & Paper - 0.0%
BillerudKorsnas AB (1)			183		2,167
Svenska Cellulosa AB SCA (1)			136		1,740
UPM-Kymmene Oyj (1)			80		2,554
					6,461
Healthcare Products - 0.1%
Boston Scientific Corp. (2)			576		22,308
Cochlear Ltd. (1)			190		23,643
Koninklijke Philips NV (1)			670		10,506
Medtronic Plc - ADR			980		79,135
Siemens Healthineers AG (1)			1,071		46,478
					182,070
Healthcare Services - 0.2%
Anthem, Inc.			83		37,702
Humana, Inc.			41		19,893
IQVIA Holdings, Inc. (2)			81		14,672
Lonza Group AG (1)			170		83,786
UnitedHealth Group, Inc.			257		129,795
					285,848
Home Builders - 0.1%
DR Horton, Inc.			183		12,325
Installed Building Products, Inc.			78		6,317
LENNAR Corp.			149		11,108
LGI Homes, Inc. (2)			70		5,696
M/I Homes, Inc. (2)			87		3,152
MDC Holdings, Inc.			236		6,471
Meritage Homes Corp. (2)			112		7,870
NVR, Inc. (2)			8		31,897
PulteGroup, Inc.			531		19,913
Taylor Morrison Home Corp. (2)			381		8,885
Toll Brothers, Inc.			378		15,876
TRI Pointe Group, Inc. (2)			364		5,500
					135,010
Home Furnishings - 0.0%
Howden Joinery Group Plc (1)			312		1,760

Household Products/Wares - 0.0%
Church & Dwight Co, Inc.			340		24,290

Insurance - 0.1%
Admiral Group Plc (1)			188		4,019
Aflac, Inc.			149		8,374
Allstate Corp/The			66		8,219
American International Group, Inc.			187		8,879
AXA SA (1)			1,748		38,502
Coface SA (1)			229		2,207
Direct Line Insurance Group Plc (1)			1,859		3,850
Fidelity National Financial, Inc.			258		9,340
Hartford Financial Services Group Inc/The			75		4,645
Lincoln National Corp.			165		7,245
Loews Corp.			218		10,865
Marsh & McLennan Cos, Inc.			121		18,064
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Insurance (Continued)
NN Group NV (1)			197		7,717
Phoenix Group Holdings Plc (1)			554		3,259
Progressive Corp/The			136		15,805
Prudential Financial, Inc.			93		7,977
Prudential Plc (1)			1,501		14,979
Sampo Oyj (1)			286		12,266
SCOR SE (1)			273		3,977
Sun Life Financial, Inc. (1)			138		5,488
Swiss Life Holding AG (1)			19		8,444
Travelers Cos Inc/The			53		8,120
Trupanion, Inc. (2)			124		7,369
UNIQA Insurance Group AG (1)			228		1,354
Voya Financial, Inc.			92		5,566
Willis Towers Watson Plc - ADR			57		11,454
					237,984
Internet - 0.3%
Alphabet, Inc. (2)			1,573		150,458
Amazon.com, Inc. (2)			1,010		114,130
Auto Trader Group Plc (1)			1,212		6,969
Booking Holdings, Inc. (2)			25		41,080
Future Plc (1)			474		6,986
Meituan (1)(2)			4,376		92,318
Moneysupermarket.com Group Plc (1)			375		778
Okta, Inc. (2)			438		24,909
Rightmove Plc (1)			2,430		13,083
United Internet AG (1)			98		1,850
					452,561
Investment Company - 0.0%
Aker ASA (1)			55		3,566

Iron/Steel - 0.1%
Angang Steel Co Ltd. (1)			23,575		5,826
APERAM SA (1)			47		1,124
ArcelorMittal SA (1)			4,899		99,218
BlueScope Steel Ltd. (1)			2,656		25,807
Outokumpu Oyj (1)			281		975
					132,950
Leisure Time - 0.0%
Planet Fitness, Inc. (2)			197		11,359

Lodging - 0.0%
Travel + Leisure Co.			332		11,328

Machinery - 0.0%
Cactus, Inc.			330		12,682
GEA Group AG (1)			62		2,026
Konecranes Oyj (1)			57		1,144
Oshkosh Corp.			164		11,527
Valmet Oyj (1)			101		2,062
					29,441
Media - 0.0%
Quebecor, Inc. (1)			519		9,569
Schibsted ASA (1)			272		3,692
Vivendi SE (1)			734		5,735
					18,996
Mining - 0.3%
Alcoa Corp.			88		2,962
Aluminum Corp of China Ltd. (1)			20,611		6,748
Anglo American Plc (1)			284		8,674
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Mining (Continued)
Glencore Plc (1)			78,066		416,776
Rio Tinto Plc (1)			478		26,130
Wesdome Gold Mines Ltd. (1)(2)			1,615		10,920
Zijin Mining Group Co Ltd. (1)			23,167		22,578
					494,788
Oil & Gas - 0.4%
Aker BP ASA (1)			428		12,288
Atmos Energy Corp.			47		4,787
Baker Hughes Co.			7,846		164,452
BP Plc (1)			63,409		306,630
Comstock Resources, Inc. (2)			1,100		19,019
Cosan SA (1)			12,147		39,069
Liberty Energy, Inc. (2)			837		10,613
NiSource, Inc.			143		3,602
NOW, Inc. (2)			1,407		14,140
PrairieSky Royalty Ltd. (1)			834		10,753
ProPetro Holding Corp. (2)			525		4,226
Talos Energy, Inc. (2)			770		12,821
					602,400
Packaging & Containers - 0.0%
AptarGroup, Inc.			44		4,181
Metsa Board Oyj (1)			255		1,867
Westrock Co.			176		5,437
					11,485
Pharmaceuticals - 0.2%
Becton Dickinson and Co.			112		24,957
Bristol-Myers Squibb Co.			748		53,175
Cigna Corp.			103		28,579
Heska Corp. (2)			39		2,844
Johnson & Johnson			917		149,801
Merck & Co, Inc.			872		75,097
					334,453
Real Estate Services - 0.0%
A-Living Smart City Services Co Ltd. (1)			5,132		4,067
CBRE Group, Inc. (2)			137		9,249
Hufvudstaden AB (1)			119		1,311
Longfor Group Holdings Ltd. (1)			6,577		18,894
PSP Swiss Property AG (1)			27		2,709
Shurgard Self Storage SA (1)			45		1,835
Wihlborgs Fastigheter AB (1)			144		874
					38,939
REIT - 0.1%
AvalonBay Communities, Inc.			55		10,130
DiamondRock Hospitality Co.			454		3,410
Equinix, Inc.			35		19,909
Equity Residential			147		9,881
Essex Property Trust, Inc.			29		7,025
Growthpoint Properties Australia Ltd. (1)			4,050		7,953
Mirvac Group (1)			3,983		4,955
Nippon Prologis REIT, Inc. (1)			3		6,561
Park Hotels & Resorts, Inc.			471		5,303
Pebblebrook Hotel Trust			248		3,599
Prologis, Inc.			277		28,143
Rayonier, Inc.			502		15,045
Segro Plc (1)			1,785		15,008
Sunstone Hotel Investors, Inc.			388		3,655
UNITE Group PLC/The (1)			234		2,243
Warehouses De Pauw CVA (1)			2,387		58,765
Weyerhaeuser Co.			227		6,483
					208,068
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Retail - 0.2%
ANTA Sports Products Ltd. (1)			1,552		16,450
Chipotle Mexican Grill, Inc. (2)			3		4,508
Domino's Pizza Enterprises Ltd. (1)			21		692
Europris ASA (1)			174		870
Grafton Group Plc (1)			165		1,238
Home Depot Inc/The			286		78,919
JD Sports Fashion Plc (1)			4,587		5,132
Li Ning Co Ltd. (1)			1,498		11,469
Lowe's Cos, Inc.			288		54,089
Lululemon Athletica, Inc. (2)			69		19,290
Moncler SpA (1)			321		13,336
Pets at Home Group Plc (1)			237		699
TJX Cos Inc/The			660		40,999
Tokmanni Group Corp. (1)			135		1,479
					249,170
Semiconductors - 0.3%
Advanced Micro Devices, Inc. (2)			297		18,818
Analog Devices, Inc.			92		12,819
Applied Materials, Inc.			177		14,502
ASM International NV (1)			49		11,225
ASML Holding NV (1)			111		47,169
Cirrus Logic, Inc. (2)			152		10,458
Infineon Technologies AG (1)			9,535		212,219
Lam Research Corp.			26		9,516
Microchip Technology, Inc.			103		6,286
Micron Technology, Inc.			253		12,675
Nordic Semiconductor ASA (1)(2)			275		3,675
NVIDIA Corp.			460		55,839
STMicroelectronics NV (1)			273		8,629
Texas Instruments, Inc.			167		25,848
Tokyo Ohka Kogyo Co Ltd. (1)			97		4,048
					453,726
Software - 0.2%
Adobe, Inc. (2)			233		64,122
Broadridge Financial Solutions, Inc.			218		31,462
Constellation Software Inc/Canada (1)			12		16,698
Coupa Software, Inc. (2)			383		22,520
Intuit, Inc.			120		46,478
Konami Holdings Corp. (1)			233		10,754
MSCI, Inc.			16		6,749
Oracle Corp Japan (1)			503		26,761
RingCentral, Inc. (2)			838		33,486
ServiceNow, Inc. (2)			147		55,509
Sinch AB (1)(2)			18,550		25,166
Take-Two Interactive Software, Inc. (2)			431		46,979
Workday, Inc. (2)			96		14,613
					401,297
Telecommunications - 0.1%
AT&T, Inc.			4,600		70,564
Juniper Networks, Inc.			1,190		31,083
Spirent Communications Plc (1)			538		1,576
Verizon Communications, Inc.			2,684		101,912
Viavi Solutions, Inc. (2)			1,326		17,304
					222,439
Toys/Games/Hobbies - 0.1%
Bandai Namco Holdings, Inc. (1)			346		22,551
Nintendo Co Ltd. (1)			2,520		101,928
					124,479
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

COMMON STOCKS (Continued)			Shares		Value
Transportation - 0.2%
AP Moller - Maersk A/S (1)			76		138,897
Canadian Pacific Railway Ltd. - ADR			112		7,473
Canadian Pacific Railway Ltd. (1)			416		27,769
Clarkson Plc (1)			21		617
COSCO Shipping Energy Transportation Co Ltd (1)			9,526		7,924
CSX Corp.			805		21,445
Deutsche Post AG (1)			420		12,808
Expeditors International of Washington, Inc.			99		8,743
Hapag-Lloyd AG (1)			25		4,280
Kuehne + Nagel International AG (1)			40		8,189
Nippon Yusen KK (1)			300		5,114
TFI International, Inc. (1)			235		21,267
Union Pacific Corp.			263		51,238
United Parcel Service, Inc.			318		51,370
					367,134
Water - 0.0%
American Water Works Co, Inc.			142		18,483

Wholesale Distribution - 0.0%
ITOCHU Corp. (1)			2,602		62,942
SiteOne Landscape Supply, Inc. (2)			105		10,935
Toyota Tsusho Corp. (1)			104		3,219
					77,096

TOTAL COMMON STOCKS (Cost $10,105,491)					8,569,087

PREFERRED STOCKS - 0.0%
Machinery - 0.0%
Jungheinrich AG (1)			52		1,065
0.00%
TOTAL PREFERRED STOCKS (Cost $2,325)					1,065

RIGHT - 0.0%
Localiza Rent a Car SA (1)			13		27
50.350%, 10/31/2022
TOTAL RIGHT (Cost $23)					27

PURCHASED OPTIONS - 3.1%		Contracts	Notional		Value
Call Options Purchased - 0.2%
AUD/USD FX at 68.0, October 7, 2022		55	21,398,300	USD	825
AUD/USD FX at 68.5, October 7, 2022		55	21,398,300	USD	550
Crude Oil Dec 22 Future at $150, October 26, 2022 (1)(3)		245	20,859,300	USD	14,700
Eurodollar Futures at 97.75, December 19, 2022		209	49,799,475	USD	33,962
Euro STOXX 50 Index Dividend Futures at 120, December 15, 2023		75	834,108	EUR	20,066
Euro STOXX 50 Index Futures at 3,700, October 21, 2022 (3)		509	16,534,956	EUR	10,975
FTSE 100 at 8,000, December 15, 2023 (3)		107	8,209,907	GBP	256,264
Total Call Options Purchased (Premiums Paid $1,611,253)					337,342

Put Options Purchased - 0.8%
AUD/USD FX at 67.0, October 11, 2022		55	21,398,300	USD	157,850
AUD/USD FX at 67.5, October 11, 2022		55	21,398,300	USD	184,800
E-mini S&P 500 at $3,700, October 11, 2022		90	16,206,750	USD	691,875
Eurodollar Futures at 95.1875, December 19, 2022		209	49,799,475	USD	69,231
Gold Jan 23 Futures at $1,500, December 27, 2022 (3)		7	1,179,430	USD	5,617
Nikkei 225 at 26,375, October 14, 2022 (3)		3	537,670	JPY	15,339
Nikkei 225 at 26,500, October 14, 2022 (3)		3	537,670	JPY	16,894
Nikkei 225 at 26,625, October 14, 2022 (3)		3	537,670	JPY	18,552
Nikkei 225 at 26,750, October 14, 2022 (3)		3	537,670	JPY	20,314
Nikkei 225 at 26,875, October 14, 2022 (3)		3	537,670	JPY	22,179
Nikkei 225 at 27,000, October 14, 2022 (3)		3	537,670	JPY	24,148
Nikkei 225 at 27,125, October 14, 2022 (3)		3	537,670	JPY	26,325
Nikkei 225 at 27,250, October 14, 2022 (3)		3	537,670	JPY	28,501
Total Put Options Purchased (Premiums Paid $631,179)					1,281,625
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

PURCHASED OPTIONS AND WARRANTS (Continued)	Counterparty [a]		Notional		Value
Over-The-Counter Options Purchased - 2.1%
AUD Call / NZD Put at 1.15, October 20, 2022	JPM		12,582,747	AUD	$40,525
CNH/JPY < 20.0864 and USD/JPY > 140.03, December 14, 2022 (4)	MS		94,614,111	JPY	125,627
CNH/JPY < 19.9840 and USD/JPY > 140.54, December 19, 2022 (4)	MS		136,341,395	JPY	134,633
EUR/USD GBP/USD Put on correlation swap at 100, June 2, 2023 (5)	MS		22,000	USD	620,778
EUR/BRL USD/BRL Put on correlation swap at 100, December 22, 2022 (5)	MS		26,400	USD	502,613
EUR/BRL USD/BRL Put on correlation swap at 100, February 27, 2023 (5)	MS		20,000	USD	422,326
EUR/BRL USD/BRL Put on correlation swap at 100, April 10, 2023 (5)	MS		16,250	USD	320,476
EUR/USD < 0.960 and USD/CHF < 0.98, October 31, 2022 (4)	CITI		427,540	USD	35,015
EUR/USD < 0.98 VKO 11.5 and EUR/GBP > 0.8815, December 14, 2022 (4)(6)	GS		354,000	EUR	18,787
EUR Call / CNH Put at 8.40, February 9, 2023 (7)	JPM		254,000	EUR	1,885
EUR Call / GBP Put at 0.9125, October 25, 2022	JPM		28,503,492	EUR	111,599
EUR Call / GBP Put at 0.9125 RKO at 0.95, October 26, 2022 (8)	JPM		27,253,353	EUR	18,803
EUR Call / GBP Put at 0.9125 ERKO at 0.9450, October 28, 2022 (9)	JPM		19,517,362	EUR	19,090
EUR Call / GBP Put at 0.9225 ERKO at 0.9550, November 2, 2022 (9)	JPM		8,956,271	EUR	6,311
EUR Call / USD Put at 1.295, December 19, 2022 (10)	JPM		458,000	EUR	103
EUR Call / GBP Put at 0.92 VKO at 12, December 22, 2022 (6)(10)	MS		817,000	EUR	43,724
EUR Put / CHF Call at 0.935 VKO at 9.5, November 23, 2022 (6)(10)	GS		345,856	EUR	17,179
EUR Put / USD Call at 0.975 VKO at 11.5, December 14, 2022 (6)(10)	MS		220,332	EUR	18,475
GBP/USD < 1.0242 and FTSE > 7347.38, December 16, 2022 (4)	GS		326,417	GBP	30,068
GBP/USD < 1.0660 and UKX > 7274, December 16, 2022 (4)	CITI		458,058	GBP	38,358
GBP/USD < 1.0548 and UKX > 7484.40, March 17, 2023 (4)	GS		458,058	GBP	32,732
GBP/USD < 1.0725 and USD/CHF < 0.99, November 3, 2022 (4)	MS		657,646	USD	45,034
GBP/USD < 1.0541 and USD/BRL < 5.1924, December 23, 2022 (4)	MS		390,000	USD	28,275
GBP Put / USD Call at 0.98, October 27, 2022 (10)	JPM		368,561	GBP	9,697
GBP Put / USD Call at 0.9675, November 1, 2022 (7)	JPM		194,643	GBP	13,888
GBP Put / USD Call at 1.01, November 22, 2022 (10)	JPM		182,739	GBP	16,086
GBP Put / USD Call at 1.05, December 7, 2022 (10)	JPM		357,010	GBP	66,145
GBP Put / USD Call at 1.04 VKO at 17, December 22, 2022 (6)(10)	MS		729,884	GBP	21,078
SPX < 3622.13 and COZ2 < 66.26, October 26, 2022 (4)	CITI		509,000	USD	13,457
SPX < 3838.13 and CLF3 > 120, December 15, 2022 (4)	MS		519,000	USD	6,541
SPX < 3768.64 and CLG3 > 104.28, January 17, 2023 (4)	CITI		512,000	USD	19,999
SPX < 3909.63 and CLH3 > 107.92, February 15, 2023 (4)	MS		513,000	USD	23,347
SPX < 3652 and USD/BRL < 5.2870, December 16, 2022 (4)	CITI		346,116	USD	36,353
SPX < 3949.15 and US2YRSOFR > 3.326%, December 16, 2022 (4)	CITI		428,000	USD	281,178
SPX < 3834.13 and US10YRSOFR < 2.414%, October 21, 2022 (4)	MS		508,000	USD	51
SPX < 3751.83 and US10YRSOFR < 2.325%, December 16, 2022	MS		505,033	USD	8,458
USD/CNH > 6.9730 and USD/BRL < 4.9849, December 13, 2022 (4)	MS		356,000	USD	35,627
USD/JPY < 142.15 and GBP/USD < 1.1213, November 14, 2022 (4)	JPM		499,356	USD	56,829
USD/JPY < 128.738 and US10YRSOFR > 3.333%, October 19, 2022 (4)	GS		259,000	USD	672
USD/JPY < 128.738 and US10YRSOFR > 3.333%, November 17, 2022 (4)	GS		259,000	USD	5,414
USD Call / CNH Put at 6.80 ERKO at 7.00, October 12, 2022 (9)	JPM		2,238,699	USD	3,389
USD Call / JPY Put at 142.0 RKO at 148.0, October 25, 2022 (8)	JPM		4,396,653	USD	24,507
USD Call / INR Put at 85.0, October 27, 2022 (10)	JPM		440,000	USD	18,424
USD Call / INR Put at 84.0, November 9, 2022	JPM		8,824,000	USD	23,225
USD Call / INR Put at 85.0, December 16, 2022 (10)	JPM		438,728	USD	59,691
USD Call / INR Put at 87.0, December 23, 2022	JPM		21,918,000	USD	47,628
USD Put / BRL Call at 5.05 RKO at 4.6, December 13, 2022 (8)	JPM		7,962,000	USD	29,571
USD Put / JPY Call at 125, December 23, 2022 (10)	MLI		285,000	USD	7,196
XAU > 1807.47 and SPX < 3653.73, October 21, 2022 (4)	CITI		599,000	USD	9,564
XAU > 1807.47 and SPX < 3653.73, January 20, 2023 (4)	CITI		428,000	USD	34,917
Total Over-The-Counter Options Purchased (Premiums Paid $2,974,237)					3,505,348

TOTAL PURCHASED OPTIONS (Premiums Paid $5,216,669)					5,124,315

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

SHORT-TERM INVESTMENTS - 59.2%			Principal Amount		Value
United States Treasury Bills (11)
1.163%, 10/06/2022			2,500,000	USD	$2,499,490
1.266%, 10/20/2022			7,300,000	USD	7,291,214
1.329%, 10/27/2022			5,300,000	USD	5,290,924
1.380%, 11/03/2022			7,200,000	USD	7,183,521
2.237%, 11/17/2022			8,200,000	USD	8,170,839
1.554%, 11/25/2022			5,700,000	USD	5,676,430
1.715%, 12/08/2022			9,000,000	USD	8,951,387
2.610%, 12/15/2022			5,100,000	USD	5,070,947
2.776%, 12/29/2022			8,550,000	USD	8,483,955
2.847%, 01/12/2023			6,100,000	USD	6,044,919
3.037%, 01/26/2023			8,300,000	USD	8,210,203
3.213%, 02/16/2023			4,700,000	USD	4,637,545
3.525%, 02/23/2023			9,720,000	USD	9,583,692
3.716%, 03/09/2023			9,500,000	USD	9,345,913
Total United States Treasury Bills (Cost $96,522,986)					96,440,979

TOTAL SHORT-TERM INVESTMENTS (Cost $96,522,986)					96,440,979

Total Investments (Cost $111,847,493) - 67.6%					110,135,473
Other Assets in Excess of Liabilities- 32.4%					52,824,907
TOTAL NET ASSETS - 100.0%					$162,960,380

ADR	American Depositary Receipt
(1)	Foreign issued security.
(2)	Non-income producing security.
(3)	Position held in subsidiary.
(4)	Dual binary option - Option only pays if both terms are met at maturity.
(5)	Correlation swap option - Option gives right to the Fund to short correlation swap.
(6)	Position includes a volatility knock-out (VKO) term. The option terminates if realized variance exceeds level indicated during the life of the option.
(7)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(8)	Position includes a reverse knock-out (RKO) term at level indicated. The option intermediately terminates if the exchange rate closes at the knock-out term.
(9)	Position includes European reverse knock-out (ERKO) term at level indicated. The options pays out only if the exchange rate is below the indicated level at expiration.
(10)	Binary option - Payoff is either notional amount or option expires worthless.
(11)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations
CITI - Citigroup Global Markets
GS - Goldman Sachs
JPM - J.P. Morgan Investment Bank
MLI - Merrill Lynch
MS - Morgan Stanley

Reference entity abbreviations
CLF3 - Crude Oil Jan 23 Future
CLG3 - Crude Oil Feb 23 Future
CLH3 - Crude Oil Mar 23 Future
COZ2 - Brent Crude Dec 22 Future
SPX - S&P 500 Index
UKX - FTSE 100 Index
US2YRSOFR - 2 Year USD Swap rate
US10YRSOFR - 10 Year USD Swap rate
XAU - Gold spot price quoted in US dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

WRITTEN OPTIONS - (1.5%)	Contracts	Notional		Value
Call Options Written - (0.6%)
BP Currency Oct 22 Futures at 112.5, October 7, 2022	(26)	(1,816,913)	USD	$(15,763)
BP Currency Oct 22 Futures at 108.0, October 11, 2022	(26)	(1,816,913)	USD	(67,275)
BP Currency Oct 22 Futures at 109.5, October 11, 2022	(26)	(1,816,913)	USD	(46,963)
BP Currency Oct 22 Futures at 111.0, October 11, 2022	(26)	(1,816,913)	USD	(29,250)
BP Currency Dec 22 Futures at 108.0, December 9, 2022	(12)	(838,575)	USD	(44,925)
BP Currency Dec 22 Futures at 109.0, December 9, 2022	(20)	(1,397,625)	USD	(66,125)
BP Currency Dec 22 Futures at 110.5, December 9, 2022	(12)	(838,575)	USD	(32,400)
BP Currency Dec 22 Futures at 111.0, December 9, 2022	(20)	(1,397,625)	USD	(50,250)
BP Currency Dec 22 Futures at 113.0, December 9, 2022	(12)	(838,575)	USD	(22,125)
BP Currency Dec 22 Futures at 113.5, December 9, 2022	(20)	(1,397,625)	USD	(33,875)
BP Currency Dec 22 Futures at 116.5, December 9, 2022	(32)	(2,236,200)	USD	(31,400)
CBOE Volatility Index (VIX) at $42.5, October 5, 2022	(68)	(215,016)	USD	(1,530)
CBOE Volatility Index (VIX) at $30.0, October 19, 2022	(310)	(980,220)	USD	(116,250)
CBOE Volatility Index (VIX) at $32.5, October 19, 2022	(310)	(980,220)	USD	(92,225)
CBOE Volatility Index (VIX) at $37.5, October 19, 2022	(310)	(980,220)	USD	(57,350)
CBOE Volatility Index (VIX) at $42.5, October 19, 2022	(310)	(980,220)	USD	(36,425)
Copper Nov 22 Futures at $350, October 26, 2022 (1)	(42)	(3,583,125)	USD	(77,175)
Copper Nov 22 Futures at $390, October 26, 2022 (1)	(8)	(682,500)	USD	(1,400)
Crude Oil Dec 22 Futures at $160, October 26, 2022 (1)	(90)	(7,662,600)	USD	(3,600)
Euro STOXX 50 Index Dividend Futures at 130, December 15, 2023	(149)	(1,657,095)	EUR	(1,168)
Gold Jan 23 Futures at $1,800, December 27, 2022 (1)	(53)	(8,929,970)	USD	(113,534)
Natural Gas Nov 22 Futures at $7.25, October 26, 2022 (1)	(3)	(202,980)	USD	(15,369)
Natural Gas Nov 22 Futures at $7.80, October 26, 2022 (1)	(3)	(202,980)	USD	(10,992)
Natural Gas Nov 22 Futures at $8.35, October 26, 2022 (1)	(5)	(338,300)	USD	(13,155)
Natural Gas Nov 22 Futures at $8.55, October 26, 2022 (1)	(3)	(202,980)	USD	(7,011)
Natural Gas Nov 22 Futures at $9.05, October 26, 2022 (1)	(5)	(338,300)	USD	(8,745)
Natural Gas Nov 22 Futures at $9.70, October 26, 2022 (1)	(3)	(202,980)	USD	(3,669)
Natural Gas Nov 22 Futures at $10.00, October 26, 2022 (1)	(5)	(338,300)	USD	(5,220)
Natural Gas Nov 22 Futures at $11.50, October 26, 2022 (1)	(5)	(338,300)	USD	(2,615)
Total Call Options Written (Premiums Received $859,197)				(1,007,784)

Put Options Written - (0.9%)
BP Currency Oct 22 Futures at 101.5, October 7, 2022	(26)	(1,816,913)	USD	(325)
BP Currency Oct 22 Futures at 104.0, October 7, 2022	(26)	(1,816,913)	USD	(1,138)
BP Currency Oct 22 Futures at 105.5, October 7, 2022	(26)	(1,816,913)	USD	(1,950)
BP Currency Oct 22 Futures at 107.0, October 7, 2022	(26)	(1,816,913)	USD	(3,575)
BP Currency Dec 22 Futures at 96.0, December 9, 2022	(12)	(838,575)	USD	(3,450)
BP Currency Dec 22 Futures at 98.0, December 9, 2022	(20)	(1,397,625)	USD	(7,625)
BP Currency Dec 22 Futures at 100.0, December 9, 2022	(12)	(838,575)	USD	(6,000)
BP Currency Dec 22 Futures at 102.0, December 9, 2022	(20)	(1,397,625)	USD	(12,875)
BP Currency Dec 22 Futures at 103.5, December 9, 2022	(12)	(838,575)	USD	(9,375)
BP Currency Dec 22 Futures at 105.0, December 9, 2022	(20)	(1,397,625)	USD	(18,875)
BP Currency Dec 22 Futures at 106.0, December 9, 2022	(12)	(838,575)	USD	(12,825)
BP Currency Dec 22 Futures at 107.0, December 9, 2022	(20)	(1,397,625)	USD	(24,250)
CBOE Volatility Index (VIX) at $24, October 19, 2022	(310)	(980,220)	USD	(4,650)
CBOE Volatility Index (VIX) at $25, October 19, 2022	(310)	(980,220)	USD	(9,300)
CBOE Volatility Index (VIX) at $27, October 19, 2022	(310)	(980,220)	USD	(27,125)
CBOE Volatility Index (VIX) at $28, October 19, 2022	(310)	(980,220)	USD	(41,075)
Copper Nov 22 Futures at $320, October 26, 2022 (1)	(40)	(3,412,500)	USD	(39,000)
Crude Oil Dec 22 Future at $80, October 26, 2022 (1)	(39)	(3,320,460)	USD	(96,330)
Euro STOXX 50 Index Futures at 3,300, October 21, 2022 (1)	(249)	(8,088,809)	EUR	(194,493)
FTSE 100 Index at 6,300, March 17, 2023 (1)	(117)	(8,977,188)	GBP	(264,537)
FTSE 100 Index at 6,500, December 15, 2023 (1)	(105)	(8,056,451)	GBP	(473,052)
Natural Gas Nov 22 Futures at $5.40, October 26, 2022 (1)	(3)	(202,980)	USD	(4,416)
Natural Gas Nov 22 Futures at $5.90, October 26, 2022 (1)	(3)	(202,980)	USD	(8,598)
Natural Gas Nov 22 Futures at $6.00, October 26, 2022 (1)	(5)	(338,300)	USD	(16,130)
Natural Gas Nov 22 Futures at $6.35, October 26, 2022 (1)	(3)	(202,980)	USD	(14,100)
Natural Gas Nov 22 Futures at $6.65, October 26, 2022 (1)	(5)	(338,300)	USD	(31,175)
Natural Gas Nov 22 Futures at $6.75, October 26, 2022 (1)	(3)	(202,980)	USD	(20,391)
Natural Gas Nov 22 Futures at $7.20, October 26, 2022 (1)	(5)	(338,300)	USD	(48,065)
Natural Gas Nov 22 Futures at $7.70, October 26, 2022 (1)	(5)	(338,300)	USD	(66,065)
Total Put Options Written (Premiums Received $1,433,671)				(1,460,765)

TOTAL WRITTEN OPTIONS (Premiums Received $2,292,868)				$(2,468,549)

(1) Position held in subsidiary.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	Currency	Receive	Unrealized
Date	Delivered	Amount	Received	Amount	Gain/(Loss)
10/11/2022	CNH	36,869,632	USD	5,120,000	$(45,135)
10/11/2022	USD	5,120,000	CNH	36,870,502	45,257
10/28/2022	HUF	547,135,075	EUR	1,314,992	34,531
10/28/2022	HUF	74,311,868	USD	174,298	3,601
10/28/2022	USD	20,000	HUF	8,568,366	(318)
10/31/2022	CHF	1,456,992	USD	1,482,940	2,127
10/31/2022	CNH	56,315,018	USD	7,833,156	(58,525)
10/31/2022	CZK	33,191,534	EUR	1,337,172	(4,681)
10/31/2022	DKK	1,422,087	USD	184,883	(2,989)
10/31/2022	EUR	881,608	CZK	21,858,778	2,106
10/31/2022	EUR	3,826,225	GBP	3,430,226	74,446
10/31/2022	EUR	870,401	ILS	2,937,537	(28,906)
10/31/2022	EUR	812,375	USD	785,178	(12,745)
10/31/2022	GBP	3,433,946	EUR	3,826,225	(78,602)
10/31/2022	GBP	983,206	USD	1,060,527	(38,013)
10/31/2022	MXN	107,099,467	USD	5,238,968	(47,594)
10/31/2022	NOK	7,560,039	USD	703,941	9,455
10/31/2022	NZD	10,359	USD	5,908	109
10/31/2022	PLN	25,732,661	EUR	5,356,836	97,222
10/31/2022	PLN	358,665	USD	72,156	175
10/31/2022	SEK	16,187,864	USD	1,438,214	(22,543)
10/31/2022	SGD	158,036	USD	110,000	(66)
10/31/2022	USD	60,000	CHF	59,132	98
10/31/2022	USD	2,713,035	CNH	19,520,045	22,398
10/31/2022	USD	433,366	MXN	8,859,237	3,937
10/31/2022	USD	70,000	NOK	757,321	(430)
10/31/2022	USD	20,000	PLN	100,576	185
10/31/2022	USD	130,000	SEK	1,476,875	3,270
10/31/2022	USD	6,207,658	SGD	8,911,693	(988)
10/31/2022	USD	2,565,069	ZAR	46,079,556	(26,600)
12/21/2022	BRL	2,785,433	USD	523,000	16,345
12/21/2022	CLP	885,769,924	USD	938,467	37,770
12/21/2022	IDR	15,138,901,056	USD	994,000	2,514
12/21/2022	INR	485,740,943	USD	5,989,251	64,756
12/21/2022	KRW	55,621,440	USD	40,000	986
12/21/2022	PHP	70,407,005	USD	1,214,667	16,004
12/21/2022	THB	48,701,430	USD	1,294,121	(5,242)
12/21/2022	TRY	8,590,110	USD	426,054	8,430
12/21/2022	TWD	128,569,941	USD	4,182,559	106,228
12/21/2022	USD	6,869,066	BRL	36,559,439	(219,102)
12/21/2022	USD	423,588	CLP	421,803,531	5,324
12/21/2022	USD	153,077	IDR	2,293,250,007	(2,886)
12/21/2022	USD	4,183,311	INR	343,668,454	8,352
12/21/2022	USD	2,540,323	KRW	3,512,640,142	(76,476)
12/21/2022	USD	520,000	PHP	30,944,562	6,824
12/21/2022	USD	1,316,000	THB	48,701,430	(16,637)
12/21/2022	USD	22,490	TRY	452,036	(513)
12/21/2022	USD	555,000	TWD	17,395,137	(3,484)
					$(120,025)
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	1	October 2022	125,573	EUR	$(7,876)
	Australia SPI 200 Index	3	December 2022	310,199	AUD	(27,153)
	Australian 10 Year Government Bond	(3)	December 2022	(224,741)	AUD	6,081
	Australian Dollar	260	December 2022	16,680,300	USD	(549,128)
*	Brent Crude	(3)	October 2022	(255,420)	USD	7,115
*	Brent Crude	82	October 2023	6,133,600	USD	(872,282)
	British Pound	(171)	December 2022	(11,949,694)	USD	(404,566)
	CAC 40 Index	8	October 2022	451,880	EUR	(35,987)
	Canadian 10 Year Government Bond	22	December 2022	1,968,350	CAD	(19,618)
	Canadian Dollar	(20)	December 2022	(1,447,900)	USD	56,563
*	Canola	(6)	November 2022	(74,015)	CAD	(4,283)
	CBOE Volatility Index	56	October 2022	1,764,896	USD	78,846
	CBOE Volatility Index	5	November 2022	155,359	USD	7,799
*	Cocoa	(8)	December 2022	(188,320)	USD	3,698
*	Copper	(49)	December 2022	(4,180,313)	USD	185,107
*	Corn	6	December 2022	203,250	USD	12,813
*	Cotton No. 2	1	December 2022	42,670	USD	(9,145)
*	Crude Oil	(4)	October 2022	(317,960)	USD	12,600
	DAX Mini	(6)	December 2022	(356,756)	EUR	11,844
	E-mini Dow	(1)	December 2022	(144,005)	USD	4,045
	E-mini Russell 2000 Index	(1)	December 2022	(83,490)	USD	4,200
	E-mini S&P 500	91	December 2022	16,386,825	USD	(1,529,725)
	E-mini S&P 500 Energy Sector Index	1	December 2022	75,350	USD	(9,880)
	Euro FX Currency	12	December 2022	1,479,225	USD	17,436
	EURO STOXX 50 Dividend Index	(39)	December 2023	(434,200)	EUR	(1,705)
	EURO STOXX 50 Dividend Index	(60)	December 2024	(580,383)	EUR	53,716
	EURO STOXX 50 Dividend Index	(62)	December 2025	(568,133)	EUR	74,111
	Euro STOXX 50 Index	86	December 2022	2,794,014	EUR	(122,055)
	Euro STOXX 50 Volatility Index	1	October 2022	3,053	EUR	282
	Euro STOXX 50 Volatility Index	29	November 2022	87,538	EUR	3,455
	Euro-BTP Italian Government Bond	(1)	December 2022	(109,746)	EUR	4,253
	Euro-Bund	22	December 2022	2,985,985	EUR	2,832
	Euro-BUXL 30 Year Bond	6	December 2022	862,284	EUR	(78,286)
	Euro-OAT	(9)	December 2022	(1,165,353)	EUR	9,526
*	European Climate Exchange Emission Allowances	26	December 2022	1,700,361	EUR	(315,712)
	Euro-Schatz	44	December 2022	4,715,260	EUR	(2,960)
*	Feeder Cattle	(1)	November 2022	(87,313)	USD	5,500
	FTSE 100 Index	87	December 2022	6,716,705	GBP	(336,515)
	FTSE 250 Index	(173)	December 2022	(6,612,524)	GBP	568,061
*	Gold 100 oz	58	December 2022	9,697,600	USD	(207,240)
	Hang Seng China Enterprises Index	(37)	October 2022	(1,393,807)	HKD	57,901
	Japan 10 Year Bond	(16)	December 2022	(16,394,666)	JPY	9,051
	Japanese Yen	81	December 2022	7,050,544	USD	(50,188)
	Korea 3 Year Bond	(6)	December 2022	(427,259)	KRW	4,147
	Korea 10 Year Bond	26	December 2022	1,949,046	KRW	(39,295)
	Korea Stock Exchange KOSPI 200 Index	(4)	December 2022	(197,421)	KRW	21,840
*	Lean Hogs	6	December 2022	182,940	USD	(15,800)
*	Live Cattle	2	December 2022	117,640	USD	(2,710)
*	London Metal Exchange Copper	4	October 2022	768,800	USD	13,789
*	London Metal Exchange Copper	(4)	October 2022	(768,800)	USD	12,147
*	London Metal Exchange Copper	2	November 2022	381,800	USD	(12,993)
*	London Metal Exchange Copper	(6)	November 2022	(1,145,400)	USD	(20,352)
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Lead	2	October 2022	95,725	USD	$(5,370)
*	London Metal Exchange Lead	(2)	October 2022	(95,725)	USD	6,519
*	London Metal Exchange Lead	1	November 2022	47,825	USD	1,964
*	London Metal Exchange Lead	(3)	November 2022	(143,475)	USD	(2,940)
*	London Metal Exchange Nickel	1	October 2022	126,072	USD	(10,587)
*	London Metal Exchange Nickel	(1)	October 2022	(126,072)	USD	(5,775)
*	London Metal Exchange Nickel	1	November 2022	126,330	USD	5,865
*	London Metal Exchange Primary Aluminum	1	October 2022	54,106	USD	(3,396)
*	London Metal Exchange Primary Aluminum	(1)	October 2022	(54,106)	USD	7,210
*	London Metal Exchange Primary Aluminum	(2)	November 2022	(107,663)	USD	5,726
	Long Gilt	(104)	December 2022	(11,194,033)	GBP	1,136,877
*	Low Sulphur Gas Oil	1	November 2022	94,175	USD	(6,050)
	Mexican Peso	17	December 2022	416,585	USD	15
	MSCI Emerging Markets Index	(23)	December 2022	(1,002,225)	USD	137,281
	MSCI World Index	17	December 2022	1,267,690	USD	(162,010)
*	Natural Gas	(4)	October 2022	(270,640)	USD	3,930
	New Zealand Dollar	(51)	December 2022	(2,862,885)	USD	137,929
	Nikkei 225 (OSE)	19	December 2022	3,405,376	JPY	(108,132)
	Nikkei 225 Mini	54	December 2022	967,844	JPY	(58,143)
	Norwegian Krone	45	December 2022	8,281,800	USD	(611,862)
	OMX 30 Index	5	October 2022	82,450	SEK	(3,803)
*	Platinum	6	January 2023	257,730	USD	7,045
*	Robusta Coffee	3	November 2022	64,590	USD	(2,360)
	S&P 500 Dividend Index	48	December 2023	772,800	USD	(15,000)
	S&P 500 Dividend Index	36	December 2024	542,250	USD	(25,650)
	S&P 500 Dividend Index	35	February 2022	525,000	USD	(26,250)
	S&P/Toronto Stock Exchange 60 Index	(2)	December 2022	(323,162)	CAD	666
	SGX MSCI Singapore Index	(5)	October 2022	(97,702)	SGD	343
*	SGX TSI Iron Ore	(1)	October 2022	(9,546)	USD	59
*	SGX TSI Iron Ore	(8)	November 2022	(75,392)	USD	(407)
	Short-Term Euro-BTP	(48)	December 2022	(4,954,487)	EUR	41,848
*	Silver	(1)	December 2022	(95,195)	USD	1,755
*	Soybean	2	November 2022	136,475	USD	(6,284)
*	Soybean Meal	2	December 2022	80,600	USD	3,150
*	Soybean Oil	1	December 2022	36,936	USD	(2,376)
	STOXX 600 Banks Index	2	December 2022	31,695	EUR	(4,890)
*	Sugar No. 11	(1)	February 2023	(19,802)	USD	235
	Swedish Krona	(10)	December 2022	(1,810,200)	USD	37,604
	U.S. 5 Year Treasury Note	(21)	December 2022	(2,257,664)	USD	30,547
	U.S. 10 Year Treasury Note	260	December 2022	29,136,250	USD	(113,422)
*	UK Emission Allowances	(35)	December 2022	(2,932,103)	GBP	379,100
*	White Sugar	4	November 2022	105,740	USD	5,025
						$(2,650,710)
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
AUD-BBR BBSW 3.569%	4.223%	6 Month	12/21/2022	12/21/2032	1,736,000	AUD	$(20,373)	$(29,200)	$8,827
11.643%	BRL-CDI 13.65%	At maturity	9/22/2022	1/2/2025	22,427,234	BRL	(6,761)	-	(6,761)
4.140%	CAD-BA-CDOR 4.20%	6 Month	12/21/2022	12/21/2024	6,176,400	CAD	4,804	1,369	3,435
4.990%	CLP-TNA 2.03%	6 Month	12/21/2022	12/21/2032	343,600,000	CLP	44,985	(1,377)	46,362
CNY-CNREPOFIX 2.571%	2.370%	3 Month	12/21/2022	12/21/2027	2,900,000	CNY	(3,761)	152	(3,913)
2.215%	EUR-EuroSTR (0.46%)	12 Month	12/21/2022	12/21/2032	1,009,500	EUR	54,365	20,816	33,549
GBP-SONIA 0.714%	5.474%	12 Month	12/21/2022	12/21/2024	4,357,800	GBP	-	-	-
4.425%	GBP-SONIA 0.714%	12 Month	12/21/2022	12/21/2027	1,803,300	GBP	58,464	-	58,464
3.604%	HKD-HIBOR-HKAB 3.333%	3 Month	12/21/2022	12/21/2025	5,330,000	HKD	12,327	(14)	12,341
HKD-HIBOR-HKAB 3.333%	3.454%	3 Month	12/21/2022	12/21/2032	3,300,000	HKD	(15,130)	(374)	(14,756)
12.961%	HUF-BUBOR 13.70%	6 Month	12/21/2022	12/21/2025	164,050,000	HUF	(8,618)	969	(9,587)
9.236%	HUF-BUBOR 13.70%	6 Month	12/21/2022	12/21/2032	89,800,000	HUF	6,327	438	5,889
3.230%	ILS-TELBOR01 2.60%	3 Month	12/21/2022	12/21/2032	1,500,000	ILS	13,362	(474)	13,836
6.630%	INR-FBIL-MIBOR 6.17%	6 Month	12/21/2022	12/21/2027	216,102,800	INR	35,673	(5,038)	40,711
1.129%	JPY-TONA-OIS (0.023%)	12 Month	12/21/2022	12/21/2062	59,500,000	JPY	6,335	64	6,271
MXN-TIIE-Banxico 9.54%	9.070%	28 Days	12/21/2022	12/17/2025	71,180,600	MXN	(42,675)	675	(43,350)
8.700%	MXN-TIIE-Banxico 9.54%	28 Days	12/21/2022	12/8/2032	500,000	MXN	747	-	747
3.961%	NOK-NIBOR 3.46%	6 Month	12/21/2022	12/21/2024	48,079,500	NOK	(25,860)	(746)	(25,114)
3.547%	NOK-NIBOR 3.46%	6 Month	12/21/2022	12/21/2032	3,100,000	NOK	(790)	37	(827)
4.282%	NZD-BBR-FRA 3.00%	3 Month	12/21/2022	12/21/2025	2,600,000	NZD	17,720	970	16,750
NZD-BBR-FRA 3.00%	4.168%	3 Month	12/21/2022	12/21/2027	7,519,300	NZD	(76,229)	(33,475)	(42,754)
6.909%	PLN-WIBOR-WIBO 7.31%	6 Month	12/21/2022	12/21/2025	1,000,000	PLN	1,814	49	1,765
6.454%	PLN-WIBOR-WIBO 7.31%	6 Month	12/21/2022	12/21/2027	-	PLN	-	(91)	91
PLN-WIBOR-WIBO 7.31%	6.211%	6 Month	12/21/2022	12/21/2032	800,000	PLN	(7,050)	9	(7,059)
SEK-STIBOR 1.73%	2.906%	3 Month	12/21/2022	12/21/2032	11,302,300	SEK	(23,839)	(6,443)	(17,396)
3.162%	SGD-SORA 1.37%	6 Month	12/21/2022	12/21/2025	2,900,000	SGD	23,247	44	23,203
3.010%	SGD-SORA 1.37%	6 Month	12/21/2022	12/21/2032	300,000	SGD	5,105	8	5,097
2.140%	THB-THOR 1.16%	3 Month	12/21/2022	12/21/2024	81,483,000	THB	12,691	6,618	6,073
2.600%	THB-THOR 1.16%	3 Month	12/21/2022	12/21/2027	73,010,300	THB	32,323	(7,095)	39,418
1.420%	TWD-TAIBOR 1.05%	3 Month	12/21/2022	12/21/2027	70,600,000	TWD	(8,444)	1,498	(9,942)
USD-LIBOR-BBA 3.75%	3.661%	3 Month	12/21/2022	12/21/2023	300,000	USD	(5,374)	11	(5,385)
ZAR-JIBAR-SAFEX 6.47%	9.272%	3 Month	12/21/2022	12/21/2032	6,700,000	ZAR	(11,796)	(149)	(11,647)
Total of Interest Rate Swaps							$73,589	$(50,749)	$124,338

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
AUD-BBR-BBSW - Australian Bank Bill Short Term Rate
BRL-CDI - Brazil Average One-Day Interbank Deposit
CAD-BA-CDOR - Canada 3 Month Interbank Rate
CLP-TNA - Chile Indice de Camara Promedio Interbank Overnight Index
CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate
EUR-EuroSTR - Compounded averages of Euro Short-Term Rate
GBP-SONIA - Sterling Overnight Index Average
HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR - Budapest Inter-Bank Offered Rate
ILS-TELBOR01 - Bank of Israel Tel Aviv Interbank Offered Rate
INR-FBIL-MIBOR - Financial Benchmarks India Overnight Mumbai Interbank Outright Rate
JPY-TONA-OIS - Tokyo Overnight Average Rate
MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)
NOK-NIBOR - Norway Interbank Offered Rate
NZD-BBR-FRA - New Zealand Official Cash Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SEK-STIBOR - Swedbank Stockholm Interbank Offered Rate Offered Rate
SGD-SORA - Singapore Overnight Rate Average
THB-THOR - Thai Baht Thai Overnight Repurchase Rate
TWD-TAIBOR - Taipei Interbank Offered Rate
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate
ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

INFLATION SWAPS *
Rate paid	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
4.143%	EUR-EXT-CPI	At maturity	7/15/2022	7/15/2024	8,725,700	EUR	$(5,283)	$27,511	$(32,794)
3.105%	EUR-EXT-CPI	At maturity	8/15/2022	8/15/2027	631,911	EUR	(11,402)	(179)	(11,223)
2.619%	EUR-EXT-CPI	At maturity	8/15/2022	8/15/2032	5,712,600	EUR	(102,394)	(9,109)	(93,285)
4.675%	UK-RPI	At maturity	9/15/2022	9/15/2027	3,244,500	GBP	56,600	42,379	14,221
2.945%	USA-CPI-U	At maturity	9/23/2022	9/23/2024	3,803,200	USD	(33,195)	-	(33,195)
3.300%	USA-CPI-U	At maturity	7/15/2022	7/15/2024	9,247,700	USD	(6,591)	-	(6,591)
3.489%	USA-CPI-U	At maturity	1/14/2022	1/14/2024	10,352,125	USD	267,365	22,118	245,247
4.070%	USA-CPI-U	At maturity	5/13/2022	5/13/2024	6,934,560	USD	(32,847)	249	(33,096)
4.190%	USA-CPI-U	At maturity	6/22/2022	6/22/2024	1,360,600	USD	(18,135)	-	(18,135)
4.205%	USA-CPI-U	At maturity	6/22/2022	6/22/2024	1,133,800	USD	(15,441)	-	(15,441)
4.283%	USA-CPI-U	At maturity	6/22/2022	6/22/2024	7,551,200	USD	(114,302)	-	(114,302)
4.350%	USA-CPI-U	At maturity	4/5/2022	4/5/2024	5,748,200	USD	(13,645)	(572)	(13,073)
4.413%	USA-CPI-U	At maturity	4/14/2022	4/14/2024	2,373,600	USD	(12,007)	-	(12,007)
4.440%	USA-CPI-U	At maturity	5/6/2022	5/6/2024	6,826,900	USD	(67,293)	(7,203)	(60,090)
2.943%	USA-CPI-U	At maturity	9/2/2022	9/2/2027	6,201,455	USD	(154,398)	(23,597)	(130,801)
USA-CPI-U	2.766%	At maturity	9/2/2022	9/2/2032	6,206,568	USD	221,752	25,959	195,793
Total of Inflation Swaps							$(41,216)	$77,556	$(118,772)

CREDIT DEFAULT SWAPS *
Reference Entity		Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit iTraxx Europe Index		Buy	1.00%	12/20/2027	500,000	EUR	$(904)	$3,838	$(4,742)
Markit iTraxx Europe Crossover Index		Buy	5.00%	12/20/2027	100,000	EUR	5,044	3,234	1,810
Markit CDX North America Investment Grade Index		Buy	1.00%	12/20/2027	900,000	USD	2,959	(1,371)	4,330
Total of Credit Default Swaps - Buy Protection							$7,099	$5,701	$1,398

Reference Entity		Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit CDX North America High Yield Index		Sell	5.00%	12/20/2027	2,413,000	USD	(95,497)	(105,644)	10,147
Total of Credit Default Swaps - Sell Protection							$(95,497)	$(105,644)	$10,147

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
EUR EXT CPI - European Consumer Price Index ex Tobacco
USA-CPI-U - U.S. Consumer Price Index for Urban Consumers

AUD - Australian Dollar	HKD - Hong Kong Dollar	PHP - Philippine Peso
BRL - Brazilian Real	HUF - Hungarian Forint	PLN - Polish Zloty
CAD - Canadian Dollar	IDR - Indonesian Rupiah	SEK - Swedish Krona
CHF - Swiss Franc	ILS - Israeli New Shekel	SGD - Singapore Dollar
CLP - Chilean Peso	INR - Indian Rupee	THB - Thai Baht
CNH/CNY - Chinese Yuan Renminbi	JPY - Japanese Yen	TWD - Taiwan Dollar
CZK - Czech Koruna	KRW - South-Korean Won	USD - US Dollar
DKK - Danish Krone	MXN - Mexican Peso	ZAR - South African Rand
EUR - Euro	NOK - Norwegian Kroner
GBP - British Pound	NZD - New Zealand Dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

	TOTAL RETURN SWAPS *
	Reference Entity	Counter- party [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	BCIIACTM Index	B	SOFR 1D + 0.26% (3.220%)	monthly	07/21/2023	(1,445,240)	USD	151,558
[2]	BCIIAEST Index	B	SOFR 1D + 0.34% (3.300%)	monthly	06/29/2023	916,023	USD	(52,411)
[3]	BCIICOPP Index	B	SOFR 1D - 0.38% (2.580%)	monthly	06/27/2023	(643,807)	USD	60,840
[4]	BCIIDISC Index	B	SOFR 1D - 0.37% (2.590%)	monthly	10/19/2022	(715,847)	USD	41,836
[5]	BCIIFMAT Index	B	SOFR 1D - 0.35% (2.610%)	monthly	03/21/2023	(86,664)	USD	7,343
[6]	BCIIINDU Index	B	SOFR 1D - 0.28% (2.680%)	monthly	03/21/2023	(1,368,719)	USD	89,630
[7]	BCIIMAKE Index	B	SOFR 1D - 0.56% (2.400%)	monthly	01/13/2023	(449,802)	USD	37,137
[8]	BCIIFFOD Index	B	SOFR 1D - 0.30% (2.660%)	monthly	08/14/2023	(1,387,679)	USD	40,385
[9]	CGFCECO2 Index	CITI	SOFR 1D - 0.41% (0.340%)	monthly	03/03/2023	(529,101)	USD	113,870
[10]	CGFCINDU Index	CITI	SOFR 1D + 0.40% (0.350%)	monthly	03/08/2023	(128,200)	USD	14,782
[11]	CGFCREIT Index	CITI	EURIBOR 1M - 0.15% (0.436%)	monthly	02/09/2023	(638,813)	EUR	105,501
[12]	CGFCITDS Index	CITI	SOFR 1D - 0.35% (1.930%)	monthly	12/02/2022	(935,673)	USD	98,643
[13]	CGFCTRUK Index	CITI	SOFR 1D - 0.40% (0.350%)	monthly	02/28/2023	(955,797)	USD	102,677
[14]	CGNAECOM Index	CITI	USD OBFR 1D - 4.05% (-2.730%)	monthly	03/10/2023	(10,427)	USD	6
	Corteva Inc	JPM	USD OBFR + 0.30% (3.370%)	monthly	06/07/2023	296	USD	(11)
	Cosan SA	MS	BRL CDI + 1.50% (15.150%)	monthly	09/20/2023	745,963	BRL	(4,312)
	Ecolab Inc.	JPM	USD OBFR + 0.30% (3.370%)	monthly	06/07/2023	152	USD	(7)
	FMC Corp	JPM	USD OBFR + 0.30% (3.370%)	monthly	06/07/2023	106	USD	-
[15]	GSCBFLPM Index	GS	SOFR 1D - 0.30% (2.660%)	monthly	05/16/2025	(1,056,432)	USD	83,864
[16]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.51% (3.470%)	monthly	08/27/2025	488,009	USD	(27,847)
[17]	GSGLFMIN Index	GS	SOFR 1D + 0.51% (3.470%)	monthly	06/26/2025	267,387	USD	(3,889)
[18]	GSGLFPAY Index	GS	SOFR 1D + 0.40% (3.360%)	monthly	08/07/2025	1,535,119	USD	(99,065)
[19]	GSGLPHRE Index	GS	SOFR 1D - 0.35% (2.610%)	monthly	09/11/2025	(1,860,376)	USD	126,205
[20]	GSGLPLAS Index	GS	SOFR 1D - 0.90% (2.060%)	monthly	08/14/2025	(243,518)	USD	9,607
[21]	GSMBATDM Index	GS	SOFR 1D + 0.51% (3.470%)	monthly	09/24/2025	1,464,952	USD	(107,260)
[22]	GSMBEDIS Index	GS	EUR ESTRON - 0.40% (0.261%)	monthly	04/03/2025	(1,117,431)	EUR	75,455
	IDEXX Laboratories Inc.	JPM	USD OBFR + 0.30% (3.370%)	monthly	06/07/2023	667	USD	(17)
[23]	JPFCITSV Index	JPM	USD OBFR - 0.30% (1.270%)	monthly	09/12/2023	(1,853,047)	USD	82,471
[24]	JPFCUOIL Index	JPM	USD OBFR + 0.45% (3.520%)	monthly	04/12/2023	252,106	USD	(14,114)
[25]	JPFUAIR Index	JPM	USD OBFR - 1.05% (0.520%)	monthly	10/10/2023	(1,311,693)	USD	96,530
[26]	JPFUMEBK Index	JPM	HKD HIBOR - 0.45% (0.421%)	monthly	08/29/2023	955,497	USD	(22,777)
[27]	JPFUHRDW Index	JPM	USD OBFR - 1.20% (-1.130%)	monthly	07/26/2023	(452,218)	USD	33,910
[28]	JPFUMEDA Index	JPM	USD OBFR + 0.40% (3.470%)	monthly	08/29/2023	564,319	USD	(18,442)
[29]	JPFUOMED Index	JPM	USD OBFR - 0.50% (1.070%)	monthly	08/29/2023	(840,271)	USD	75,109
[30]	JPFUREGU Index	JPM	USD OBFR - 0.35% (1.220%)	monthly	11/01/2023	(873,761)	USD	(480)
[31]	JPFURU1 Index	JPM	USD OBFR + 0.30% (3.370%)	monthly	03/30/2023	1	USD	(1)
[32]	JPFUSHP2 Index	JPM	USD OBFR - 1.20% (0.370%)	monthly	06/21/2023	(253,770)	USD	12,925
[33]	JPFUTRVL Index	JPM	USD OBFR + 0.35% (3.420%)	monthly	03/20/2023	1,119,695	USD	(76,676)
[34]	JPTAOBRL Index	JPM	BRL CDI - 2.232% (10.918%)	monthly	10/25/2023	(449,058)	BRL	1,838
	Klabin SA	MS	BRL CDI + 0.00% (13.650%)	monthly	09/20/2023	(65,708)	BRL	19
	Mosaic Co./The	JPM	USD OBFR - 0.20% (1.370%)	monthly	06/07/2023	(321)	USD	32
[35]	MSFDRUS Index	MS	N/A	monthly	07/03/2023	37,755,999	USD	(1,274,399)
	Nutrien Ltd.	JPM	USD OBFR - 0.20% (1.370%)	monthly	06/07/2023	(355)	USD	20
	Pet Center Comercio e Participacoes SA	MS	BRL CDI + 1.50% (15.150%)	monthly	09/20/2023	236,723	BRL	738
	Raízen	MS	BRL CDI + 1.50% (15.150%)	monthly	09/20/2023	154,541	BRL	(138)
[36]	S5UTIL	JPM	USD OBFR - 0.35% (1.220%)	monthly	09/13/2023	1,061,624	USD	(108,136)
	Sao Martinho SA	MS	BRL CDI + 1.50% (15.150%)	monthly	09/20/2023	148,812	BRL	(1,963)
	SLC Agrícola	MS	BRL CDI + 1.50% (15.150%)	monthly	09/20/2023	32,361	BRL	(466)
	Sociedad Química y Minera de Chile SA	JPM	USD OBFR - 0.20% (1.370%)	monthly	06/07/2023	(104)	USD	11
	Suzano SA	MS	BRL CDI + 0.00% (13.650%)	monthly	09/20/2023	(96,323)	BRL	13
[37]	SX86P	JPM	EUR ESTRON + 0.35% (1.011%)	monthly	10/30/2023	17,208	EUR	314
	Zoetis Inc.	JPM	USD OBFR + 0.30% (3.370%)	monthly	06/07/2023	302	USD	(7)
Total of Total Return Swaps								$(349,149)
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2022

[a]	Counterparty abbreviations		[b] Floating rate definitions
	B - Barclays		BRL CDI - Brazil Average One-Day Interbank Deposit
	CITI - Citigroup Global Markets		ESTRON - Euro Short-term Rate Overnight
	GS - Goldman Sachs		EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
	JPM - J.P. Morgan Investment Bank		rates at which a panel of European banks borrow funds from one another.
	MS - Morgan Stanley		HIBOR - Hong Kong Inter-Bank Offered Rate
			LIBOR - London Interbank Offered Rate
			OBFR - Overnight Bank Funding Rate
			SOFR - Secured Overnight Financing Rate
			TONA - Tokyo Overnight Average Rage

*	No Upfront premiums paid on the Total Return Swaps.
[1]	BCIIACTM is a custom basket of investment management company stocks.
[2]	BCIIAEST is a custom basket of cosmetics company stocks.
[3]	BCIICOPP is a custom basket of copper mining company stocks.
[4]	BCIIDISC is a custom basket of American company stocks.
[5]	BCIIFMAT is a custom basket of materials company stocks.
[6]	BCIIINDU is a custom basket of multinational industrial company stocks.
[7]	BCIIMAKE is a custom basket of cosmetics company stocks.
[8]	BCIIFFOD is a custom basket of food company stocks.
[9]	CGFCECO2 is a custom basket of e-commerce company stocks.
[10]	CGFCINDU is a custom basket of industrial company stocks.
[11]	CGFCREIT is a custom basket of real estate investment trust stocks.
[12]	CGFCITDS is a custom basket of IT consulting company stocks.
[13]	CGFCTRUK is a custom basket of transportation and logistics company stocks.
[14]	CGNAECOM - Ozon Holdings PLC
[15]	GSCBFLPM is a custom basket of financial services company stocks.
[16]	GSGLFEXC is a custom basket of investment management company stocks.
[17]	GSGLFMIN is a custom basket of mining company stocks.
[18]	GSGLFPAY is a custom basket of financial services company stocks.
[19]	GSGLPHRE is a custom basket of retail company stocks. The components of the basket as of September 30, 2022 are shown on the following pages.
[20]	GSGLPLAS is a custom basket of plastics company stocks.
[21]	GSMBATDM is a custom basket of retail company stocks.
[22]	GSMBEDIS is a custom basket of European company stocks.
[23]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of September 30, 2022 are shown on the following pages.
[24]	JPFCUOIL is a custom basket of U.S. oil company stocks
[25]	JPFUAIR is a custom basket of airline company stocks.
[26]	JPFUMEBK is a custom basket of financial services company stocks.
[27]	JPFUHRDW is a custom basket of hardware company stocks.
[28]	JPFUMEDA is a custom basket of media company stocks.
[29]	JPFUOMED is a custom basket of media company stocks.
[30]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[31]	JPFURU1 is a custom basket of Russian company stocks.
[32]	JPFUSHP2 is a custom basket of containership company stocks.
[33]	JPFUTRVL is a custom basket of travel company stocks.
[34]	JPTAOBRL is a custom basket of Brazilian stocks.
[35]	MSFDRUS - The components of the basket as of September 30, 2022 are shown on the following pages.
[36]	S5UTIL - S&P 500 Utilities Index
[37]	SX86P - STOXX Europe 600 Real Estate Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2022

GSGLPHRE Index

Name	Quantity	Value	Weight
H & M Hennes & Mauritz AB	229,438	$2,136,228	5.470%
Shimamura Co Ltd	21,998	1,859,007	4.760%
Fast Retailing Co Ltd	3,260	1,727,989	4.420%
Associated British Foods PLC	118,910	1,669,508	4.270%
Urban Outfitters Inc	82,582	1,622,736	4.150%
Kingfisher PLC	620,850	1,522,945	3.900%
Next PLC	27,465	1,467,548	3.760%
Gap Inc/The	170,310	1,398,245	3.580%
Dillard's Inc	4,809	1,311,703	3.360%
Carter's Inc	19,559	1,281,701	3.280%
Foot Locker Inc	38,754	1,206,412	3.090%
Kontoor Brands Inc	34,568	1,161,830	2.970%
Zalando SE	56,514	1,119,265	2.860%
ABC-Mart Inc	25,239	1,086,504	2.780%
Poshmark Inc	68,364	1,071,264	2.740%
Hanesbrands Inc	151,842	1,056,820	2.700%
Burlington Stores Inc	9,381	1,049,640	2.690%
Industria de Diseno Textil SA	48,479	1,009,968	2.580%
Kinnevik AB	75,641	1,004,747	2.570%
Macy's Inc	59,906	938,727	2.400%
Guess? Inc	57,553	844,303	2.160%
Victoria's Secret & Co	28,983	843,985	2.160%
boohoo Group PLC	1,907,790	773,990	1.980%
ASOS PLC	121,564	769,841	1.970%
American Eagle Outfitters Inc	74,813	727,931	1.860%
Ryohin Keikaku Co Ltd	84,413	705,195	1.800%
VF Corp	23,343	698,189	1.790%
Newell Brands Inc	48,638	675,582	1.730%
Marks & Spencer Group PLC	592,336	650,563	1.660%
Abercrombie & Fitch Co	41,314	642,433	1.640%
Bath & Body Works Inc	19,593	638,732	1.630%
Salvatore Ferragamo SpA	44,149	624,987	1.600%
Wolverine World Wide Inc	36,759	565,721	1.450%
Buckle Inc/The	16,537	523,561	1.340%
Sally Beauty Holdings Inc	32,387	408,076	1.040%
G-III Apparel Group Ltd	25,555	382,047	0.980%
Chico's FAS Inc	78,731	381,058	0.980%
Revolve Group Inc	17,557	380,811	0.970%
Nordstrom Inc	19,523	326,620	0.840%
Fnac Darty SA	11,119	309,147	0.790%
Oxford Industries Inc	3,020	271,136	0.690%
Bed Bath & Beyond Inc	39,303	239,355	0.610%
		$39,086,050	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2022

JPFCITSV Index

Name	Quantity	Value	Weight
International Business Machines Corp	16,939	$2,012,537	18.96%
Hewlett Packard Enterprise Co	85,138	1,019,950	9.61%
VMware Inc	7,391	786,825	7.41%
Citrix Systems Inc	6,553	680,869	6.42%
Trend Micro Inc/Japan	11,844	640,000	6.03%
DXC Technology Co	22,903	560,669	5.28%
SAP SE	6,508	535,954	5.05%
TietoEVRY Oyj	20,945	476,953	4.49%
TD SYNNEX Corp	5,808	471,555	4.44%
Conduent Inc	132,311	441,919	4.16%
Oracle Corp	5,645	344,711	3.25%
Indra Sistemas SA	42,344	325,624	3.07%
Fujitsu Ltd	2,561	279,286	2.63%
Fastly Inc	29,445	269,718	2.54%
Atos SE	33,728	269,437	2.54%
Ping Identity Holding Corp	9,023	253,278	2.39%
Software AG	10,287	236,865	2.23%
TeamViewer AG	28,923	226,528	2.13%
CANCOM SE	8,142	194,163	1.83%
Opendoor Technologies Inc	54,010	167,970	1.58%
NetScout Systems Inc	4,982	156,024	1.47%
Sopra Steria Group SACA	788	100,633	0.95%
NetApp Inc	1,131	69,979	0.66%
SecureWorks Corp	7,382	59,423	0.56%
Solutions 30 SE	16,599	34,371	0.32%
		$10,615,241	100.00%

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	30,623,326	$30,623,326	83.88%
EUR CASH	(1,636,859)	(1,603,506)	(4.39%)
NOK Cash	(9,284,875)	(852,034)	(2.33%)
CNY Cash	(5,617,966)	(792,245)	(2.17%)
CAD Cash	(936,237)	(681,345)	(1.87%)
Cdn Pac Rlway	5,849	390,245	1.07%
Union Pacific Cp	1,773	345,416	0.95%
SEK Cash	(3,427,507)	(308,854)	(0.85%)
Republic Svcs	2,262	307,722	0.84%
GBP Cash	(263,359)	(293,993)	(0.80%)
Shell Plc-New	11,534	289,706	0.79%
BP PLC	59,196	286,795	0.79%
Cheniere Energy	1,695	281,217	0.77%
Darling Ingredients Inc	3,908	258,514	0.71%
AUD Cash	(389,283)	(250,295)	(0.69%)
Waste Management	1,519	243,359	0.67%
HKD Cash	(1,881,886)	(239,734)	(0.66%)
Waste Connections Inc	1,753	238,118	0.65%
JPY Cash	34,408,143	237,716	0.65%
Cdn Natl Rr	2,129	229,911	0.63%
Totalenergies Se	4,821	228,015	0.62%
CSX Corp	8,530	227,239	0.62%
Vonovia SE	10,132	220,446	0.60%
Norfolk Southern	1,022	214,262	0.59%
Nextera Energy Inc	2,697	211,472	0.58%
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2022

MSFDRUS Index

Name	Quantity	Value	Weight
Public Storage	662	$193,840	0.53%
Clean Harbors	1,600	175,968	0.48%
Archer-Daniels	1,990	160,096	0.44%
Extra Space Strg	868	149,912	0.41%
Gfl Environmental Inc-Sub Vt	5,809	146,910	0.40%
Cf Industries Holdings	1,485	142,931	0.39%
Nutrien Ltd	1,597	133,158	0.36%
Bakkafrost	3,165	125,702	0.34%
Veolia Environnement Ords	6,485	125,215	0.34%
Algonquin Pwr & Utils Corp	10,475	115,034	0.32%
Life Storage Inc	1,024	113,418	0.31%
Corteva Inc	1,937	110,700	0.30%
Invitation Homes	3,263	110,192	0.30%
American Homes 4 Rent	3,289	107,912	0.30%
Leg Immobilien SE	1,795	107,896	0.30%
Cubesmart	2,687	107,641	0.30%
Woodside Energy Group Ltd	5,136	104,549	0.29%
Nibe Industrier B	11,513	103,848	0.28%
Klepierre	(5,908)	(103,598)	(0.28%)
Bayer AG	2,175	101,037	0.28%
Zoetis Inc	679	100,689	0.28%
Eni SPA	9,417	100,645	0.28%
Bunge Ltd	1,215	100,323	0.27%
Dt Euroshop NA	(4,185)	(94,786)	(0.26%)
Equinor ASA	2,881	94,674	0.26%
Other Underlying Index Components *		4,064,585	11.13%
		$36,509,964	100.00%

* Largest 50 underlying components by market value at September 30, 2022 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2022

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2022:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$8,569,087	$-	$-	$8,569,087
Preferred Stocks	1,065	-	-	1,065
Right	27	-	-	27
Purchased Options	1,613,350	3,510,965	-	5,124,315
Short-Term Investments	-	96,440,979	-	96,440,979
Total Investments	$10,183,529	$99,951,944	$-	$110,135,473

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(1,969,085)	$(499,464)	$-	$(2,468,549)
Forward Currency Contracts *	-	(120,025)	-	(120,025)
Future Contracts *	(2,650,710)	-	-	(2,650,710)
Interest Rate Swaps *	-	124,338	-	124,338
Inflation Swaps *	-	(118,772)	-	(118,772)
Credit Default Swaps *	-	1,398	-	1,398
Total Return Swaps *	-	(349,149)	-	(349,149)
Total Other Financial Instruments	$(4,619,795)	$(961,674)	$-	$(5,581,469)

* Forward Currency Contracts, Futures Contracts, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps and Total Return Swaps are valued at the unrealized appreciation (depreciation) of the instrument.